UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          AMENDMENT NO. 1 TO FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-21641
                                                     -------------

 Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
         -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code:  212-325-2000
                                                            --------------

                        Date of fiscal year end:  March 31
                                                 ----------

                  Date of reporting period:  September 30, 2007
                                            --------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



   CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

                       CONSOLIDATED FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007

                                    UNAUDITED

   CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

                        CONSOLIDATED FINANCIAL STATEMENTS

                                    UNAUDITED



                                    CONTENTS



Consolidated Statement of Assets, Liabilities and Members' Capital........     1

Consolidated Statement of Operations......................................     2

Consolidated Statement of Changes in Members' Capital.....................     3

Consolidated Statement of Cash Flows......................................     4

Notes to Consolidated Financial Statements................................     5

Fund Management ..........................................................    12

Other Information ........................................................    14

Financial Statements of Credit Suisse Alternative Capital
  Long/Short Equity Master Fund, LLC .....................................     I

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investment in Credit Suisse Alternative Capital Long/Short
     Equity Master Fund, LLC, ("Master Fund"), at fair value                             $ 1,229,112
Cash                                                                                          44,605
Receivable from Investment Adviser                                                            36,417
Interest receivable                                                                              168
Other assets                                                                                   4,787
                                                                                         -----------
       TOTAL ASSETS                                                                        1,315,089
                                                                                         -----------
LIABILITIES

Professional fees payable                                                                     61,779
Accounting and administration fees payable                                                     9,278
Registration fees payable                                                                      2,287
Services fees payable                                                                            261
Other liabilities                                                                              5,018
                                                                                         -----------
       TOTAL LIABILITIES                                                                      78,623
                                                                                         -----------
             MEMBERS' CAPITAL                                                            $ 1,236,466
                                                                                         ===========

Units  Outstanding  ($0.01  par  value;  unlimited  number of units  authorized)           9,245.000
Net Asset Value per Unit  (Offering and  Redemption  price per Unit)                         $133.74


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
       Interest                                                                          $     1,527
       Expenses                                                                               (5,909)
                                                                                         -----------
       NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND                                         (4,382)
                                                                                         -----------
FUND INVESTMENT INCOME (LOSS)
       Interest                                                                                  874
                                                                                         -----------
       Expenses
          Professional fees                                                                   44,195
          Accounting and administration fees                                                  28,583
          Registration fees                                                                   21,407
          Board of Managers' fees                                                              7,607
          Insurance expense                                                                    4,787
          Custody fees                                                                         1,447
          Services fees                                                                          440
          Other expenses                                                                      13,866
                                                                                         -----------
             Total expenses                                                                  122,332
                                                                                         -----------
       Fund net investment loss prior to reimbursement from Investment Adviser              (125,840)

       Reimbursement from Investment Adviser                                                 121,650
                                                                                         -----------
NET INVESTMENT LOSS                                                                           (4,190)
                                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER FUND
       Net realized  gain on  investments  allocated  from Master Fund                         1,752
       Net change in unrealized appreciation on investments allocated from
           Master Fund                                                                        33,918
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER FUND                    35,670
                                                                                         -----------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                               $    31,480
                                                                                         ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                      FOR THE SIX
                                                                                     MONTHS ENDED
                                                                                    SEPTEMBER 30, 2007         FOR THE YEAR ENDED
                                                                                       (UNAUDITED)               MARCH 31, 2007
                                                                                  --------------------        --------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS
   Net investment loss                                                                 $    (4,190)                 $  (5,085)
   Net realized gain on investments allocated from Master Fund                               1,752                     20,920
   Net change in unrealized appreciation/depreciation on investments
     allocated from Master Fund                                                             33,918                     47,393
                                                                                       -----------                  ---------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                               31,480                     63,228
                                                                                       -----------                  ---------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                                   500,070                    410,383
                                                                                       -----------                  ---------
   INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS                        500,070                    410,383
                                                                                       -----------                  ---------
TOTAL INCREASE IN MEMBERS' CAPITAL                                                         531,550                    473,611

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                      704,916                    231,305
                                                                                       -----------                  ---------
MEMBERS' CAPITAL, END OF PERIOD                                                        $ 1,236,466                  $ 704,916
                                                                                       ===========                  =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations                            $    31,480
    Adjustments to reconcile net increase in members' capital resulting from operations to net cash used by operating activities:
       Purchases of Master Fund                                                             (494,119)
       Increase in receivable from Investment Adviser                                        (20,584)
       Increase in interest receivable                                                           (33)
       Increase in other assets                                                               (4,787)
       Increase in professional fees payable                                                  14,726
       Increase in accounting and administration fees payable                                  6,243
       Increase in registration fees payable                                                     434
       Increase in services fees payable                                                         261
       Increase in other liabilities                                                           3,217
       Net investment loss allocated from Master Fund                                          4,382
       Net realized and unrealized gain on investments allocated
          from Master Fund                                                                   (35,670)
                                                                                         -----------
         NET CASH USED BY OPERATING ACTIVITIES                                              (494,450)
                                                                                         -----------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Capital contributions                                                                     500,070
                                                                                         -----------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                           500,070
                                                                                         -----------
NET INCREASE IN CASH                                                                           5,620
Cash at beginning of period                                                                   38,985
                                                                                         -----------
Cash at end of period                                                                    $    44,605
                                                                                         ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC (the "Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is designed for investment primarily by tax-exempt and tax-deferred members. The Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles through investment of all or substantially all of its investable assets in the Credit Suisse Alternative Capital Long/Short Equity
Offshore Institutional Fund, LDC, (the "Offshore Fund"), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund will in turn invest substantially all of its assets in the Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC (the "Master Fund"), which has the same objective as the Fund. The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"). The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets. The Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

The Fund owns 100% of the beneficial interests of the Offshore Fund. The value of the investment in the Master Fund included in the Consolidated Statement of Assets, Liabilities and Members' Capital reflects the Fund's proportionate beneficial interest in the members' capital of the Master Fund which was 1.17% at September 30, 2007. These consolidated financial statements represent the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

On March 23, 2007, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and Credit Suisse Alternative
Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser pursuant to the terms of the investment advisory agreement will direct the Master Fund's investment program. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

The financial statements of the Master Fund, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Fund's consolidated financial statements. Other funds managed by the Investment Adviser, whose financial statements are not presented here, also invest in the Master Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the year. Actual results could differ from these estimates.

A.   VALUATION

The net asset value per unit of the Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investment in the Master Fund is considered to be illiquid and can only be redeemed periodically. In accordance with the established procedures, fair value of the Fund's investment in the Master Fund as of each month-end ordinarily is the value determined by the Master Fund as of such month-end for such investment in the Master Fund in accordance with the Master Fund's valuation policies.

The Master Fund's valuation policies provide that the fair value it assigns to each of its investments in pooled investment vehicles ("Portfolio Funds") ordinarily will be the value determined as of each such month-end for each Portfolio Fund in accordance with each Portfolio Fund's valuation policies and reported by each Portfolio Fund or each Portfolio Fund's administrator to the Master Fund or its administrator. Although procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

As a general matter, the fair value of the Fund's interest in the Master Fund represents the amount that the Fund could reasonably expect to receive from the Master Fund if its interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The value assigned to the Fund's investment in the Master Fund is based on available information and does not necessarily represent the amount that might ultimately be realized, as such amount depends on future circumstances and cannot reasonably be determined until the Master Fund investment is actually liquidated.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

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2.   SIGNIFICANT ACCOUNTING POLICIES

A.   VALUATION (CONTINUED)

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amount the Fund could realize in a current market exchange and the differences could be material to the consolidated financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Please see Note 2(a) to the financial statements of the Master Fund attached hereto for further discussion of the Master Fund's valuation policies.

B.   INVESTMENT TRANSACTIONS, INCOME AND EXPENSES

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). The Fund records its allocated share of the Master Fund's income, expenses and realized and unrealized gains and losses. Realized gains and losses and changes in unrealized appreciation and depreciation represent the Fund's share of such elements allocated from the Master Fund. In addition, the Fund accrues its own expenses as incurred. The Fund bears all expenses incurred in its business other than those that the Investment Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

C.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

D.   CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2007, the Fund held $44,605 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see Note 5 ).

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

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3.   NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has determined that the adoption of the
Interpretation did not have a material impact to the Fund's financial statements. However, management's conclusions regarding the Interpretation will be subject to review and may be adjusted at a later date based on factors, including but not limited to, further implementation guidance expected from the FASB and on-going analyses of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement of Financial Accounting Standards 157, "Fair Value Measurements", ("Statement 157"), which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of Statement 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Statement 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which Statement 157 is initially applied. Management has recently begun to evaluate the application of Statement 157 to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

4.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

The Fund accepts subscriptions for units as of the first business day of each calendar month. Any amounts received in connection with the offer of units will be promptly placed in an escrow account with PFPC Inc., as the Fund's escrow agent, prior to their investment in the Fund. All subscriptions are subject to the receipt of cleared funds prior to the applicable subscription date as outlined in the subscription agreement in the full amount of the subscription. Although the Fund may accept, in its sole discretion, a subscription prior to receipt of cleared funds, a prospective Member may not become a Member until cleared funds have been received, and the prospective Member is not entitled to interest or performance returns until accepted as a Member.

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

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5.   TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser has contractually agreed to limit total annualized expenses, excluding taxes withheld on U.S. source income (see Note 2(c)), of the Fund to 1.50% of average members' capital (the "Expense Limitation Agreement"). The Expense Limitation Agreement will automatically renew on an annual basis unless terminated. The Expense Limitation Agreement also covers the Fund's pro rata share of expenses incurred by the Master Fund, including the management fee paid to the Investment Adviser.

Pursuant to a Services Agreement by and between the Fund and the Investment Adviser, the Investment Adviser provides certain administrative services to the Fund and may charge the Fund a quarterly fee at an annual rate of 0.10% of the aggregate value of members' capital (the "Services Fee"). For the six months ended September 30, 2007, the Fund incurred $440 Services Fees, of which $261 is payable to the Investment Adviser as of September 30, 2007.

Effective March 28, 2007, Credit Suisse Asset Management Securities, Inc. (the "Distributor") serves as distributor of units of limited liability company interests of the Fund. A Fund's units may be purchased through the Distributor or through broker/dealers that have entered into selling agreements with the Distributor. Purchases of Fund interests may be subject to a charge of up to 3.5%, subject to waivers for certain types of investors. The sales charge will be added to each prospective Member's purchase amount and will not constitute part of a Member's capital contribution to the Fund or part of the assets of the Fund.

All payables and receivables between the Investment Adviser and the Fund outstanding as of September 30, 2007, have subsequently been settled.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Fund's assets and provides custodial services to the Fund.

At September 30, 2007, Credit Suisse Private Equity, Inc. (formerly Credit Suisse First Boston Private Equity, Inc.), an affiliate of the Investment Adviser, held an interest in the Fund's members' capital of $133,744.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

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6.   REPURCHASE OF MEMBERS' INTERESTS

The Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Fund from Members pursuant to written tenders by the Members. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December. There were no repurchases of Members' interests during the six months ended September 30, 2007.

Repurchases of Units held less than one year from the date of purchase will be subject to an early withdrawal charge of 2.00% calculated as a percentage of repurchase proceeds, which will remain in the Fund.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The off-balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

8.   RISK FACTORS

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks. The risk factors attributable to these financial instruments are discussed in the notes to the Master Fund's financial statements.

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. The Master Fund is also subject to the risk that should it decide to sell an illiquid Investment when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the Master Fund's members' capital could be adversely affected.

9.   CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, Offshore Fund or Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

10.  CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows for:

                                                  For the Six
                                                  Months Ended
                                                September 30, 2007          For the Year Ended
                                                   (unaudited)                March 31, 2007
                                             -----------------------     -----------------------
Number of units issued                             3,707.324                    3,557.746
Units outstanding, beginning of period             5,537.676                    1,979.930
                                                ------------                  -----------
Units outstanding, end of period                   9,245.000                    5,537.676
                                                ============                  ===========


CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

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11. Financial Highlight Information

                                                         For the Six
                                                         Months Ended
                                                        September 30,           For the Year         For the Year
                                                             2007                   Ended               Ended
                                                         (unaudited)           March 31, 2007       March 31, 2006(a)
                                                     ---------------------    ----------------    --------------------
PER UNIT OPERATING PERFORMANCE:
  Net asset value, beginning of period                 $      127.29          $      116.82         $      100.00
                                                       -------------          -------------         -------------
  Income from investment operations:

     Net investment income (loss)(b)(d)(e)                     (0.64)                 (1.08)                 0.29
     Net realized and unrealized gain on investments            7.09                  11.55                 12.66
                                                       -------------          -------------         -------------
     Total from investment operations                           6.45                  10.47                 12.95
      Capital contribution by Investment Adviser(b)               --                     --                  3.87
                                                       -------------          -------------         -------------
     Total increase in net asset value                          6.45                  10.47                 16.82
                                                       -------------          -------------         -------------
  Net asset value, end of period                       $      133.74          $      127.29         $      116.82
                                                       =============          =============         =============
TOTAL RETURN
                                                                5.07%(i)               8.96%                16.82%(c)
                                                       =============          =============         =============


The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.

                                                         For the Six
                                                         Months Ended
                                                        September 30,           For the Year         For the Year
                                                             2007                   Ended               Ended
                                                         (unaudited)           March 31, 2007       March 31, 2006(a)
                                                     ---------------------    ----------------    --------------------
 RATIOS/SUPPLEMENTAL DATA:
 RATIOS TO AVERAGE MEMBERS' CAPITAL:

     Operating expenses(d)                                 29.98%(j)                36.75 %              60.35 %
     Expense reimbursement                                (28.44)%(j)              (35.22)%             (59.36)%(g)
                                                       ---------               ----------           ----------
     Net expenses(d)                                        1.54 %(j)                1.53 %               0.99 %(g)

                                                           (0.98)%(j)               (0.94)%               0.27 %
     Net investment income (loss)(d)(e)
 PORTFOLIO TURNOVER(f)                                      0.00 %(i)                5.15 %              22.74 %

 MEMBERS' CAPITAL, END OF PERIOD (000's)                 $ 1,236                   $  705                $ 231
 AVERAGE MEMBERS' CAPITAL(h) (000's)                     $   853                   $  543                $ 195

(a)  April 1, 2005, commencement of operations.
(b)  Calculated using average units outstanding during the period.
(c)  Includes 3.64% from capital contributions by the Investment Adviser.
(d) Includes expenses allocated from the Master Fund, including taxes withheld on U.S. source income (see Note 2(c)). Such withholding taxes are not subject to the Expense Limitation Agreement.
(e)  Includes income allocated from the Master Fund.
(f) The percentage reflects the portfolio turnover rate of the Master Fund, in which the Fund invested all of its investable assets.
(g) The expense reimbursement includes voluntary reimbursements made by the Investment Adviser with the approval of the Board. If such voluntary reimbursements were not made, the net expense ratio would be higher.
(h) Average members' capital is the average of the monthly members' capital balances throughout the period.
(i)  Not  Annualized.
(j)  Ratios are annualized for periods of less than one year.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.
--------------------------------------------------------------------------------

BOARD OF MANAGERS*
------------------

Name, Address, Age,                                                Number of
Position with the Company                                          Affiliated Funds       Other
and Length of Time Served        Principal Occupation(s)           Overseen by            Directorships
                                 During the Past Five Years        Manager                Held by Managers
-----------------------------    ------------------------------   -------------------    --------------------------
Egidio Robertiello*              Managing Director and Head        6                      None
c/o Credit Suisse                of the Multi Manager
Alternative  Capital, Inc.       Portfolios business (since
11 Madison Avenue                2007), Head of Hedge Fund
New York, NY 10010               Research and Selection
Age 53                           (2006-2007), Credit Suisse;
President and Chairman           Senior Managing Director of
                                 Investments and Research,
                                 Alliance Capital
                                 (2004-2006); Managing
                                 Director, Blackstone
                                 Alternative Asset  Management,
                                 an affiliate of Blackstone,
                                 (2001-2004).


Charles A. Hurty                 Independent Business                                     Manager and
c/o Credit Suisse                Consultant    (since 2001);       6                      Audit  Committee
Alternative Capital,             Partner, KPMG LLP                                        Chairman, GMAM
Inc.                             (accounting firm)                                        Absolute Strategies;
11 Madison Avenue                (1993-2001; with KPMG LLP                                Director and Audit
New York, NY 10010               since 1968).                                             Committee Chairman,
Age 64                                                                                    Citigroup Alternative
Manager and Audit Committee                                                               Investments
Chairman                                                                                  Multi-Advisor Hedge Fund
Since March 2005                                                                          Portfolios; Director,
                                                                                          iShares Trust and
                                                                                          iShares, Inc.


Philip Chenok                    Professor of Accountancy,         6                      None
c/o Credit                       Berkeley College (since
Suisse Alternative               2002);  Adjunct Professor of
Capital, Inc.                    Accountancy, New York
11 Madison Avenue                University, Stern School of
New York, NY 10010               Business (1995-2001).
Age 71                           President and CEO, American
Manager and Audit Committee      Institute of   Certified
Member                           Public Accountants
Since March 2005                 (1980-1995).


Karin Bonding                    President, Capital Markets                               Brandes Investment Trust
c/o                              Institute, Inc. (2006);           6
Credit Suisse                    Faculty Member and Lecturer,
Alternative  Capital,            University of Virginia
Inc.                             (since 1995); Visiting
11 Madison Avenue                Professor, China Europe
New York, NY 10010               International Business
Age 67                           School  (Shanghai, China)
Manager and Audit Committee      (1999, 2002, 2003) and The
Member                           Institute of Industrial
Since March  2005                Policy Studies (Seoul,
                                 Korea) (2001).


* - Manager who is an  "interested  person" of the Fund,  as defined in the 1940
    Act.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

OFFICERS
--------

Name,  Address, Age, Position with the Company and Length       Principal Occupation(s) During the Past
of Time Served                                                  Five Years
------------------------------------------------------------    --------------------------------------------
Sandra DeGaray                                                  Director, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                     LLC (January 2007 - Present); Vice
11 Madison Avenue                                               President (September 2004 - December
New York, NY 10010                                              2006); Citigroup Asset Management Inc.
Age 39                                                          (November 2000 - August 2004).
Chief Financial Officer and
Treasurer
Since August 2007


Kenneth J. Lohsen                                               Managing Director, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.                     Securities (USA) LLC (since 2004);
11 Madison Avenue                                               Director (1997 - 2004).
New York, NY 10010
Age 48
Assistant Treasurer
Since March, 2006


Michael Bessel                                                  Director, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                     LLC  (October 2006-Present);
11 Madison Avenue                                               Chief Compliance Officer, TRG Management
New York, NY 10010                                              LP (September 2005- September 2006);
Age 45                                                          Chief Compliance Officer, GAM USA Inc.
Chief Compliance Officer                                        (May 2002- September 2005).
Since October 2006


Michael Ponder                                                  Vice President, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.                     (USA) LLC (since 2007); Attorney, Willkie,
11 Madison Avenue                                               Farr & Gallagher LLP (2006-2007); Sherman
New York, NY 10010                                              & Sterling LLP (2005-2006); Seward &
Age 33                                                          Kissel LLP (2003-2005); Sutherland, Asbill
Secretary                                                       & Brennan LLP (2000-2003).
Since July 2007

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests in the Master Fund, which in turn invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds"("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
                                    UNAUDITED

      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED




                                    CONTENTS



Schedule of Investments .....................................................  1

Statement of Assets, Liabilities and Members' Capital .......................  3

Statement of Operations .....................................................  4

Statement of Changes in Members' Capital ....................................  5

Statement of Cash Flows .....................................................  6

Notes to Financial Statements ...............................................  7

Fund Management ............................................................. 16

Other Information ........................................................... 18

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[GRAPHIC OMITTED]

Equity Market Neutral    9.56%
Equity Long/Short       90.44%


                                                                                    PERCENTAGE
                                                                                   OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 94.48%           LIQUIDITY (4)             CAPITAL          COST           FAIR VALUE (5)

EQUITY LONG/SHORT

Cantillon Europe L.P.                                        Quarterly                 5.98%      $ 5,000,000        $  6,276,830
Cycladic Catalyst Fund, L.P.                               Semi-Annually               3.61%        4,000,000           3,789,514
Gandhara Fund, L.P.                                          Quarterly                 7.43%        5,250,000           7,793,318
Glenview Institutional Partners, L.P.                        Quarterly                10.02%        6,680,772          10,522,489
Karsch Capital II, L.P.                                      Quarterly                 4.84%        2,685,244           5,085,046
Lansdowne UK Equity Fund, L.P.                                Monthly                 11.05%        7,500,000          11,594,326
Optimal Japan Fund                                            Monthly                  8.30%        5,964,572           8,709,735
Tech Vantage Qualified Partners, L.P.                           (a)                    0.20%           78,361             207,411
Tosca                                                        Quarterly                 9.97%        5,666,094          10,467,934
Viking Global Equity L.P.                                     Annually                 9.78%        5,209,450          10,269,431
WF Asia Fund Limited                                          Monthly                  4.13%        2,000,000           4,331,060
Westfield Life Sciences Fund II, L.P.                        Quarterly                 6.79%        4,376,377           7,131,324
ZA International Fund, L.P.(7)                               Quarterly                 3.35%        3,000,000           3,519,773
                                                                                      ------      -----------        ------------
                                                                                      85.45%       57,410,870          89,698,191
                                                                                      ------      -----------        ------------

EQUITY MARKET NEUTRAL

Two Sigma Spectrum U.S. Fund L.P.                            Quarterly                 9.03%        8,544,025           9,476,541
                                                                                      ------      -----------        ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $65,954,895)                                                              $ 99,174,732




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                                   PERCENTAGE
                                                                                   OF MEMBERS'
                                                                   SHARES            CAPITAL          COST             FAIR VALUE

OTHER INVESTMENTS (1) (2) (3)

Point Biomedical Corporation (3) (6)
Series D preferred stock                                           42,738                 --      $        --        $         --
Series G preferred stock                                            4,480                 --            2,374               2,374
                                                                ---------             ------      -----------        ------------

TOTAL INVESTMENTS (COST $65,957,269)                                                                                   99,177,106

Other Assets, Less liabilities 5.52%                                                                                    5,794,107
                                                                                                                     ------------

MEMBERS' CAPITAL 100.00%                                                                                             $104,971,213
                                                                                                                     ============


(a) Portfolio Fund in liquidation.
(1) Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3) Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 1 month.
(5) See Note 2(a) regarding Portfolio Fund Valuations.
(6) As of March 31, 2007, 42,738 Shares of Series D Preferred Stock of Point Biomedical Corporation were received from Narragansett I, L.P. as a distribution in-kind in conjunction with the Portfolio Fund's liquidation. Additional Shares of 4,480 of Series G Preferred Stock were purchased during the period from April 1, 2007 to September 30, 2007 (see
    Note 2(a)).
(7) Affiliated Portfolio Fund.

    AFFILIATED ISSUERS
    An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:

                                                Value at                                                             Value at
Affiliate                                    April 1, 2007           Purchases           Sales Proceeds         September 30, 2007
--------------------------------------     ----------------        -------------       ------------------     ----------------------
ZA International Fund, L.P.                   $ 3,149,746              $ --                   $ --                 $ 3,519,773





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------

ASSETS

Investments, at fair value (cost $62,957,269)                                  $ 95,657,333
Investment in Affiliated Portfolio Fund, at fair value (cost $3,000,000)          3,519,773
Cash                                                                              6,569,081
Receivable for Portfolio Funds sold                                               3,077,285
Interest receivable                                                                  22,931
Other assets                                                                          4,787
                                                                               ------------
         TOTAL ASSETS                                                           108,851,190
                                                                               ------------

LIABILITIES

Payable for fund units redeemed                                                   3,488,889
Management fees payable                                                             269,366
Professional fees payable                                                            92,201
Accounting and administration fees payable                                           22,736
Other liabilities                                                                     6,785
                                                                               ------------
         TOTAL LIABILITIES                                                        3,879,977
                                                                               ------------

                 MEMBERS' CAPITAL                                              $104,971,213
                                                                               ============


Units Outstanding ($0.01 par value; unlimited number of units authorized)       799,810.203
Net Asset Value per Unit (Offering and Redemption price per Unit)              $     131.25


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
     Interest                                                                              $  190,938
                                                                                           ----------

EXPENSES
     Management fees                                                                          539,545
     Professional fees                                                                         72,157
     Accounting and administration fees                                                        69,458
     Board of Managers' fees                                                                    7,607
     Custodian fees                                                                             5,127
     Miscellaneous fees                                                                        15,755
                                                                                           ----------
         TOTAL EXPENSES                                                                       709,649
                                                                                           ----------
         NET INVESTMENT LOSS                                                                 (518,711)
                                                                                           ----------


REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
         Net realized gain on Portfolio Funds                                                 149,645
         Net change in unrealized appreciation/depreciation on Investments                  5,208,097
         Net change in unrealized appreciation/depreciation on Affiliated Portfolio Fund      370,027
                                                                                           ----------
NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                         5,727,769
                                                                                           ----------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                 $5,209,058
                                                                                           ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                               FOR THE SIX
                                                                                               MONTHS ENDED             FOR THE
                                                                                           SEPTEMBER 30, 2007          YEAR ENDED
                                                                                               (UNAUDITED)           MARCH 31, 2007
                                                                                           -------------------       --------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS

     Net investment loss                                                                     $   (518,711)           $ (1,066,495)
     Net realized gain on Portfolio Funds                                                         149,645               4,002,809
     Net change in unrealized appreciation/depreciation on Investments                          5,578,124               6,599,688
                                                                                             ------------            ------------

     NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                 5,209,058               9,536,002
                                                                                             ------------            ------------

MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                                      1,811,780               5,315,747
     Capital withdrawals (Note 10)                                                             (5,233,053)            (24,621,256)
                                                                                             ------------            ------------
     NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM
        CAPITAL TRANSACTIONS                                                                   (3,421,273)            (19,305,509)
                                                                                             ------------            ------------

TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                                   1,787,785              (9,769,507)

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                         103,183,428             112,952,935
                                                                                             ------------            ------------
MEMBERS' CAPITAL, END OF PERIOD                                                              $104,971,213            $103,183,428
                                                                                             ============            ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations                                $  5,209,058
     Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
       Purchase of Investments                                                                     (2,374)
       Sales of Portfolio Funds                                                                 5,819,806
       Decrease in interest receivable                                                             12,956
       Increase in other assets                                                                    (4,787)
       Decrease in management fees payable                                                         (5,297)
       Increase in professional fees payable                                                       10,648
       Increase in accounting and administration fees payable                                      11,689
       Increase in other liabilities                                                                3,361
       Net realized gain on Portfolio Funds                                                      (149,645)
       Net change in unrealized appreciation/depreciation on Investments                       (5,208,097)
       Net change in unrealized appreciation/depreciation on Affiliated Portfolio Fund           (370,027)
                                                                                             ------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES                                              5,327,291
                                                                                             ------------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                                        1,811,780
   Capital withdrawals                                                                        (10,155,420)
                                                                                             ------------
         NET CASH USED BY FINANCING ACTIVITIES                                                 (8,343,640)
                                                                                             ------------

NET DECREASE IN CASH                                                                           (3,016,349)
Cash at beginning of period                                                                     9,585,430
                                                                                             ------------
Cash at end of period                                                                        $  6,569,081
                                                                                             ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon Credit Suisse Alternative Capital Inc.'s (the "Investment Adviser") evaluation of the relative prospects and risks. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

On March 23, 2007, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and the Investment Adviser. The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the year. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.  VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Master Fund's interest was redeemed or sold at the time of valuation, based on information available at that time that the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $99,177,106, which is 100% of the Master Fund's investments at September 30, 2007, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Investments for which market quotations are not readily available are valued at estimated fair values as determined in good faith under consistently applied procedures established by the Investment Adviser. These investments are valued at estimated fair value based on factors such as: issuer's credit worthiness, references to comparable companies, cash flows analysis, cost at the date of acquisition, size of the holding, liquidity, registered nature of the security, review of the underlying financial conditions and market factors.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.  VALUATION (CONTINUED)

Some of the Portfolio Funds may invest all or a portion of their assets in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate. The Master Fund does not currently have any side pocket investments at September 30, 2007.

B.  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment, as well as any side pocket investments, has been fully recovered through previous redemptions from its investment in such Portfolio Funds.

C.  FUND EXPENSES

The Master Fund will bear all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.  INCOME TAXES

The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

E.  CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2007, the Master Fund held $6,569,081 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see Note
5).

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

3.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has determined that the adoption of the Interpretation did not have a material impact to the Master Fund's financial statements. However, management's conclusions regarding the Interpretation will be subject to review and may be adjusted at a later date based on factors, including but not limited to, further implementation guidance expected from the FASB and on-going analyses of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement of Financial Accounting Standards 157, "Fair Value Measurements", ("Statement 157"), which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of Statement 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Statement 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which Statement 157 is initially applied. Management has recently begun to evaluate the application of Statement 157 to the Master Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Master Fund's financial statements.

4.  ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee") as amended, at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER (CONTINUED)

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At September 30, 2007,  Credit Suisse  Private  Equity,  Inc.  (formerly  Credit
Suisse First Boston Private Equity, Inc.) and the Private Fund, each an affiliate of the Investment Adviser, held an aggregate interest in the Master Fund's members' capital of $100,640,225.

6.  SECURITY TRANSACTIONS

During the six months ended September 30, 2007, aggregate purchases of Portfolio Funds amounted to $0 and aggregate sales of Portfolio Funds amounted to
$4,859,645. In addition to the 42,738 shares of Series D Preferred Stock of Point Biomedical Corporation received as a distribution in-kind from Narragansett I, L.P in conjunction with Narragansett I, L.P's liquidation as of March 31, 2007, the Master Fund purchased 4,480 shares of Series G Preferred Stock of Point Biomedical Corporation at cost of $2,374 during the six months ended September 30, 2007.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the six months ended September 30, 2007.

7.  PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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7.  PORTFOLIO FUNDS (CONTINUED)

As of September 30, 2007, the Master Fund had investments in Portfolio Funds valued at $99,174,732. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 3.00% (per annum) of the net assets and performance fees or allocations of 15.00% to 30.00% of net profits earned. The Portfolio Funds provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest in securities with off-balance sheet risk.

9.  RISK FACTORS

In pursuing its investment objectives, the Master Fund invests in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Portfolio Funds selected by the Master Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

A.  MARKET RISK

The investments of the Portfolio Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

B.  LIQUIDITY RISK

Although the Investment Adviser will seek to select Portfolio Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Portfolio Funds will always be sufficient to meet redemption requests as, and when, made.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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9.  RISK FACTORS (CONTINUED)

B.  LIQUIDITY RISK (CONTINUED)

The Investment Adviser may invest the Master Fund's assets in Portfolio Funds that invest in illiquid securities and do not permit frequent withdrawals. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause Members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance.

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Should the Master Fund decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the members' capital could be adversely affected.

C.  CREDIT RISK

The Master Fund's investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

D.  INTEREST RATE RISK

The Portfolio Funds that the Master Fund invests in may be interest rate sensitive, which means that their value and, consequently, the value of the Master Fund's investment may fluctuate as interest rates fluctuate.

E.  FOREIGN SECURITIES AND CURRENCY RISK

The Portfolio Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

F.  DERIVATIVES

The Portfolio Funds may also invest in derivatives which represent agreements between the Portfolio Fund and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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10. REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

11. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

12. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:

                                                                    For the Six
                                                                   Months Ended
                                                                September 30, 2007       For the Year Ended
                                                                    (unaudited)            March 31, 2007
                                                               --------------------     --------------------
Number of units issued                                               13,710.862                46,758.240
Number of units redeemed                                            (39,813.106)             (205,527.265)
                                                               --------------------     --------------------
Net decrease in units outstanding                                   (26,102.244)             (158,769.025)
Units outstanding, beginning of period                              825,912.447               984,681.472
                                                               --------------------     --------------------
Units outstanding, end of period                                    799,810.203               825,912.447
                                                               ====================     ====================

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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13. FINANCIAL HIGHLIGHT INFORMATION

                                                            For the Six
                                                            Months Ended
                                                         September 30, 2007         For the Year Ended         For the Year Ended
                                                            (unaudited)               March 31, 2007           March 31, 2006 (a)
                                                         ------------------         ------------------         ------------------

PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period                       $124.93                     $114.71                  $100.00
                                                              -------                     -------                  -------
   Income from investment operations:
     Net investment loss (b)                                    (0.62)                      (1.10)                   (1.08)
     Net realized and unrealized gain
         on investments                                          6.94                       11.32                    15.79
                                                              -------                     -------                  -------
     Total from investment operations                            6.32                       10.22                    14.71
                                                              -------                     -------                  -------
   Net asset value, end of period                             $131.25                     $124.93                  $114.71
                                                              =======                     =======                  =======

TOTAL RETURN                                                     5.06%(d)                    8.91%                   14.71%
                                                              =======                     =======                  =======

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.

                                                            For the Six
                                                            Months Ended
                                                         September 30, 2007         For the Year Ended         For the Year Ended
                                                            (unaudited)               March 31, 2007           March 31, 2006 (a)
                                                         ------------------         ------------------         ------------------

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:
     Operating expenses (c)                                      1.31 %(f)                   1.27 %                   1.28 %
     Net investment loss (c)                                    (0.95)%(f)                  (0.94)%                  (1.03)%

PORTFOLIO TURNOVER                                               0.00 %(d)                   5.15 %                  22.74 %

MEMBERS' CAPITAL, END OF PERIOD (000's)                      $104,971                    $103,183                 $112,953
AVERAGE MEMBERS' CAPITAL (e) (000's)                         $108,353                    $112,897                 $134,486

(a) April 1, 2005, commencement of operations.
(b) Calculated using average units outstanding during the period
(c) Expenses of Portfolio Funds are not included in the expense ratio.
(d) Not annualized
(e) Average members' capital is the average of the monthly members' capital balances throughout the period.
(f) Ratios are annualized for periods less than a year.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.

BOARD OF MANAGERS*
------------------


Name, Address, Age,                                                               Number of
Position with the                                                                 Affiliated Funds        Other
Company and Length of                 Principal Occupation(s)                     Overseen by             Directorships
Time Served                           During the Past Five Years                  Manager                 Held by Managers
---------------------------------     ----------------------------------------    -------------------     --------------------------

Egidio Robertiello *                  Managing Director and Head of
c/o Credit Suisse Alternative         the Multi Manager Portfolios                6                       None
Capital, Inc.                         business (since 2007), Head of
11 Madison Avenue                     Hedge Fund Research and
New York, NY 10010                    Selection (2006-2007), Credit
Age 53                                Suisse; Senior Managing Director
President and Chairman                of Investments and Research,
                                      Alliance Capital (2004-2006);
                                      Managing Director, Blackstone
                                      Alternative Asset Management, an
                                      affiliate of Blackstone, (2001-
                                      2004).

Charles A. Hurty                      Independent Business Consultant                                     Manager and Audit
c/o Credit Suisse Alternative         (since 2001); Partner, KPMG LLP             6                       Committee Chairman,
Capital, Inc.                         (accounting firm) (1993-2001;                                       GMAM Absolute Strategies;
11 Madison Avenue                     with KPMG LLP since 1968).                                          Director and Audit
New York, NY 10010                                                                                        Committee Chairman,
Age 64                                                                                                    Citigroup Alternative
Manager and Audit                                                                                         Investments Multi-Advisor
Committee Chairman                                                                                        Hedge Fund Portfolios;
Since March 2005                                                                                          Director, iShares Trust
                                                                                                          and iShares, Inc.

Philip Chenok                         Professor of Accountancy,                   6                       None
c/o Credit Suisse Alternative         Berkeley College (since 2002);
Capital, Inc.                         Adjunct Professor of
11 Madison Avenue                     Accountancy, New York
New York, NY 10010                    University, Stern School of
Age 71                                Business (1995-2001). President
Manager and Audit                     and CEO, American Institute of
Committee Member                      Certified Public Accountants
Since March 2005                      (1980-1995).

Karin Bonding                         President, Capital Markets                                          Brandes Investment Trust
c/o Credit Suisse Alternative         Institute, Inc. (2006); Faculty             6
Capital, Inc.                         Member and Lecturer, University
11 Madison Avenue                     of Virginia (since 1995); Visiting
New York, NY 10010                    Professor, China Europe
Age 67                                International Business School
Manager and Audit                     (Shanghai, China) (1999, 2002,
Committee Member                      2003) and The Institute of
Since March 2005                      Industrial Policy Studies (Seoul,
                                      Korea) (2001).

* - Manager who is an "interested person" of the Master Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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OFFICERS
--------


Name, Address, Age, Position with the Company and            Principal Occupation(s) During the Past
Length of Time Served                                        Five Years
-------------------------------------------------            ----------------------------------------------------

Sandra DeGaray                                               Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                  (January 2007 - Present); Vice President
11 Madison Avenue                                            (September 2004 - December 2006); Citigroup
New York, NY 10010                                           Asset Management Inc. (November 2000 -
Age 39                                                       August 2004).
Chief Financial Officer and Treasurer
Since August 2007

Kenneth J. Lohsen                                            Managing Director, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.                  (USA) LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 48
Assistant Treasurer
Since March 2006

Michael Bessel                                               Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                  (October 2006-Present);
11 Madison Avenue                                            Chief Compliance Officer, TRG Management LP
New York, NY 10010                                           (September 2005- September 2006);
Age 45                                                       Chief Compliance Officer, GAM USA Inc. (May
Chief Compliance Officer                                     2002-September 2005).
Since October 2006

Michael Ponder                                               Vice President, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                  LLC (since 2007); Attorney, Willkie, Farr &
11 Madison Avenue                                            Gallagher LLP (2006-2007); Sherman & Sterling
New York, NY 10010                                           LLP (2005-2006); Seward & Kissel LLP (2003-
Age 33                                                       2005); Sutherland, Asbill & Brennan LLP (2000-
Secretary                                                    2003).
Since July 2007

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


ITEM 12.  EXHIBITS.

  (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative  Capital Long/Short Equity  Institutional
             Fund, LLC
           ---------------------------------------------------------------------

By (Signature and Title)*   /s/Egidio Robertiello
                          ------------------------------------------------------
                            Egidio Robertiello, President
                            (principal executive officer)

Date         December 10, 2007
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/Egidio Robertiello
                          ------------------------------------------------------
                            Egidio Robertiello, President
                            (principal executive officer)

Date         December 10, 2007
     ---------------------------------------------------------------------------

By (Signature and Title)*   /s/ Sandra DeGaray
                          ------------------------------------------------------
                            Sandra DeGaray, Chief Financial Officer
                            and Treasurer
                            (principal financial officer)

Date         December 10, 2007
     ---------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.